Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Acquisitions

NOTE 5: ACQUISITIONS

Açofran

On February 17, 2012, the Company acquired 50% of the issued and outstanding capital stock of Açofran, a long products distributor located in São Paulo, Brazil. The Company fully consolidates Açofran based on voting control. The Company is party to a put option arrangement with respect to the securities that represent the noncontrolling interest of Açofran. The put is exercisable by the minority shareholders outside of the Company’s control by requiring the Company to redeem the minority shareholders’ equity stake in the subsidiary at a put price based on earnings before interest, income tax, depreciation and amortization expense and net debt. The redeemable noncontrolling interest is classified as mezzanine equity and measured at the greater of estimated redemption value at the end of each reporting period or the historical cost basis of the noncontrolling interest adjusted for earnings and foreign currency allocations. The resulting increase or decrease in the estimated redemption amount is adjusted with a corresponding charge against retained earnings, or in the absence of retained earnings, additional paid-in-capital. The acquisition is not material to our consolidated financial statements.

Note 2: Acquisitions

Singer Steel Company

On March 14, 2011, the Company acquired all the issued and outstanding capital stock of Singer Steel Company (“Singer”). Singer is a full-service steel value-added processor with state-of-the-art processing equipment. We believe that Singer’s capabilities strongly enhance Ryerson’s offering in the Midwest and Northeast United States.

The fair value of the consideration totaled $23.6 million on the acquisition date, of which $20.0 million was paid on the date of acquisition and $3.6 million was paid in 2012.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date. The Company used a third-party valuation firm to estimate the fair values of the property, plant and equipment and intangible assets. Inventory was valued by the Company using acquisition date fair values of the metals.

At March 14, 2011
(In millions)
Cash	$0.3
Restricted cash	6.5
Accounts receivable	7.3
Inventory	16.3
Property, plant, and equipment	8.2
Intangible assets	4.3
Other assets	0.2

Total identifiable assets acquired	43.1

Current liabilities	11.4
Deferred tax liabilities	2.3

Total liabilities assumed	13.7

Net identifiable assets acquired	29.4
Bargain purchase	(5.8)

Net assets acquired	$23.6

The fair value of accounts receivables acquired was $7.3 million, with a gross amount of $7.8 million. The Company expected $0.5 million to be uncollectible.

Of the $4.3 million of acquired intangible assets, $2.2 million was assigned to customer relationships with a useful life of 7 years, $1.7 million was assigned to trademarks with a useful life of 5 years and $0.4 million was assigned to a license agreement with a useful life of 7 years.

The transaction resulted in a bargain purchase primarily due to the fair value of acquired intangible assets and higher inventory valuation related to rising metals prices. The gain is included in other income and (expense), net in the Statement of Operations. The Company has recognized $0.4 million in acquisition-related fees, which is included in warehousing, delivery, selling, general and administrative expenses.

Included in the 2011 financial results is $36.1 million of revenue and $9.4 million (includes the $5.8 million bargain purchase gain) of net income from Singer since the acquisition date.

Turret Steel

On December 9, 2011, the Company acquired all the issued and outstanding capital stock of Turret Steel Industries, Inc., Sunbelt-Turret Steel, Inc., Wilcox-Turret Cold Drawn, Inc., and Imperial Trucking Company, LLC (collectively, “Turret”). Turret is a premier distributor of Special Bar Quality Carbon and Alloy bar products. We believe that Turret’s product offerings strongly enhance Ryerson’s strategy of increasing its presence in long and fabricated products.

Ryerson acquired Turret for a cash purchase price of $78.8 million, plus assumption of approximately $6.5 million of debt on the acquisition date. A total of $1.5 million of the $78.8 million cash purchase price was held back and paid to the seller in June 2012. The terms of the agreement also include deferred cash consideration payouts, totaling a maximum of $36.0 million over a period of 5 years, which are contingent on the seller’s continued employment with Ryerson as well as the financial performance of Turret. The deferred cash consideration will be recognized as compensation expense and recorded as it is incurred over the five year period.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date. The Company used a third-party valuation firm to estimate the fair values of the property, plant and equipment and intangible assets. Inventory was valued by the Company using acquisition date fair values of the metals.

At December 9, 2011
(In millions)
Cash	$1.8
Accounts receivable	12.0
Inventory	26.7
Property, plant, and equipment	2.9
Intangible assets	45.1
Goodwill	25.1
Other assets	1.2

Total identifiable assets acquired	114.8

Current liabilities	17.5
Deferred tax liabilities	18.5

Total liabilities assumed	36.0

Net assets acquired	$78.8

The fair value of accounts receivables acquired was $12.0 million, with a gross amount of $12.4 million. The Company expected $0.4 million to be uncollectible.

Of the $45.1 million of acquired intangible assets, $27.8 million was assigned to customer relationships with useful lives between 7 and 11 years, $17.0 million was assigned to trademarks with a useful life of 20 years and $0.3 million was assigned to a covenant not to compete with a useful life of 7 years. The Company recognized $25.1 million of goodwill, reflecting management’s expected synergies.

The Company has recognized $0.4 million in acquisition-related fees, which is included in warehousing, delivery, selling, general and administrative expenses.

Included in the 2011 financial results is $5.6 million of revenue and $17.0 million of net income, which includes $16.6 million of tax benefits, from Turret since the acquisition date.

The following unaudited pro forma information presents consolidated results of operations for the year ended December 31, 2012 and 2011 as if the acquisitions of Singer and Turret on March 14, 2011 and December 9, 2011, respectively, had occurred on January 1, 2011:

	Pro Forma
	Year Ended December 31,
	2012	2011
	(In millions)
Net sales	$4,024.7	$4,866.8
Net income attributable to Ryerson Inc.	109.3	27.9

The 2011 supplemental pro forma net income (loss) was adjusted to exclude the $5.8 million bargain purchase gain and $18.0 million of tax benefits realized in 2011 as they are nonrecurring items.

Açofran

On February 17, 2012, the Company acquired 50% of the issued and outstanding capital stock of Açofran, a long products distributor located in São Paulo, Brazil. The Company fully consolidates Açofran based on voting control. The Company is party to a put option arrangement with respect to the securities that represent the noncontrolling interest of Açofran. The put is exercisable by the minority shareholders outside of the Company’s control by requiring the Company to redeem the minority shareholders’ equity stake in the subsidiary at a put price based on earnings before interest, income tax, depreciation and amortization expense and net debt. The redeemable noncontrolling interest is classified as mezzanine equity and measured at the greater of estimated redemption value at the end of each reporting period or the historical cost basis of the noncontrolling interest adjusted for earnings and foreign currency allocations. The resulting increase or decrease in the estimated redemption amount is adjusted with a corresponding charge against retained earnings, or in the absence of retained earnings, additional paid-in-capital. The acquisition is not material to our consolidated financial statements.

Other Acquisitions

On January 26, 2010, the Company acquired, through its subsidiary JT Ryerson, all of the issued and outstanding capital stock of Texas Steel Processing, Inc. (“TSP”), a steel plate processor based in Houston, Texas. The acquisition is not material to our consolidated financial statements.

On August 4, 2010, the Company acquired, through its subsidiary JT Ryerson, all of the issued and outstanding capital stock of SFI-Gray Steel Inc. (“SFI”), a steel plate processor based in Houston, Texas. The acquisition is not material to our consolidated financial statements.

On July 12, 2010, we acquired Van Shung Chong Holdings Limited (“VSC”) remaining 20% equity interest in Ryerson China. As a result, Ryerson China is now a wholly-owned subsidiary of Ryerson Holding. The acquisition did not materially impact the financial statements of Ryerson.